Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 489,202,134		$ 71,151,499	¥ 345,209,680
Less: Accumulated depreciation	(265,449,689)		(38,608,055)	(248,540,429)
Impairment	(5,008,677)	$ (728,482)
Net book value	218,743,768		31,814,962	96,669,251
Construction in progress	3,645,805		530,260
Property and equipment, net	222,389,573		32,345,222	96,669,251
Buildings
Property Plant And Equipment [Line Items]
Property and equipment, gross	191,222,937		27,812,223	86,801,082
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	254,720,926		37,047,622	224,431,821
Furniture, Fixture and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	40,771,896		5,930,026	32,283,771
Motor Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 2,486,375		$ 361,628	¥ 1,693,006